Stock-based Compensation - Summary of Restricted Units (Detail) - Restricted units [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, beginning balance | shares	1,480,199
Vested prior to conversion from LLC to corporation | shares	(1,277,275)
Exchange of unvested restricted units for restricted common stock upon the Conversion | shares	(202,924)
Unvested restricted units,beginning of period | $ / shares	$ 0.26
Vested prior to conversion from LLC to corporation | $ / shares	0.09
Exchange of unvested restricted units for restricted common stock upon the Conversion | $ / shares	$ 1.33